Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2020	Mar. 31, 2020
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (121)	¥ 180
Maximum potential payout / Notional		16,833	16,455
Notional, Purchased credit protection		12,946	12,490
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(20)	96
Maximum potential payout / Notional		7,366	8,018
Notional, Purchased credit protection		5,488	5,836
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(138)	18
Maximum potential payout / Notional		9,077	8,064
Notional, Purchased credit protection		7,182	6,364
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	37	65
Maximum potential payout / Notional		384	357
Notional, Purchased credit protection		270	274
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	0	1
Maximum potential payout / Notional		6	16
Notional, Purchased credit protection		6	16
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,517	3,083
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,733	2,323
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		757	721
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		27	39
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,691	4,823
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,210	2,238
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,332	2,455
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		149	130
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,917	6,922
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,601	2,552
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,127	4,179
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		189	175
3 to 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			16
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,708	1,627
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		822	905
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		861	709
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		19	¥ 13
More than 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 6

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.